UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[	]	is a restatement.

	[	]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	BB Medtech AG

Address:	Vordergasse 3

Grafenauweg 4

Zug, Switzerland CH-6301

Form 13F File Number:	28-6952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:	Dubravka Racnjak

Title:	SIGNING AUTHORITY

Phone:	(41-41) 724-5959

Signature, Place, and Date of Signing:

Zug, Switzerland August 13, 2001

  /s/ Dubravka Racnjak

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,

and all holdings are reported by other reporting manager(s).)

[X]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Name

      Medcare S.A.

      Medsource S.A.

      Medgrowth S.A.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	3

Form 13F Information Table Entry Total:	6

Form 13F Information Table Value Total:	$91,375

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Name

1	Medcare S.A

2	Medsource S.A

3	Medgrowth S.A.

BB MEDTECH AG

FORM 13F INFORMATION TABLE

			COLUMN 4:	COLUMN 5:
COLUMN 1:	COLUMN 2:	COLUMN 3:	VALUE	SHRS OR	SH/	PUT/
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1,000)	PRN AMT	PRN	CALL

Baxter International Inc.	Common Stock	071813109	$5,555	110,000	SH

Durect Corporation	Common Stock	266605104	$9,286	714,286	SH

Medtronic	Common Stock	585055106	$5,393	117,210	SH

Mettler Toledo International Inc.	Common Stock	592688105	$7,015	162,200	SH

Pozen Inc.	Common Stock	73941U102	$48,100	3,206,685	SH

St. Jude Medical, Inc.	Common Stock	79084910	$16,026	267,100	SH

COLUMN			$91,375

TOTALS

	COLUMN 6:		COLUMN 8: VOTING AUTHORITY
COLUMN 1:	INVESTMENT	COLUMN 7:
NAME OF ISSUER	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE

Baxter International Inc.	DEFINED	2	110,000	NONE	NONE

Durect Corporation	DEFINED	2	714,286	NONE	NONE

Medtronic	DEFINED	1	117,210	NONE	NONE

Mettler Toledo International Inc.	DEFINED	2	182,200	NONE	NONE

Pozen Inc.	DEFINED	1	3,206,685	NONE	NONE

St. Jude Medical, Inc.	DEFINED	2	267,100	NONE	NONE